Average Annual Total Returns{- Communications Equipment Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-21 - Communications Equipment Portfolio	Communications Equipment Portfolio-Default Return Before Taxes Past 1 year	Communications Equipment Portfolio-Default Return Before Taxes Past 5 years	Communications Equipment Portfolio-Default Return Before Taxes Past 10 years	Communications Equipment Portfolio-Default After Taxes on Distributions Past 1 year	Communications Equipment Portfolio-Default After Taxes on Distributions Past 5 years	Communications Equipment Portfolio-Default After Taxes on Distributions Past 10 years	Communications Equipment Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Communications Equipment Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Communications Equipment Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1530 Past 1 year	F1530 Past 5 years	F1530 Past 10 years
Total	8.35%	9.85%	6.45%	8.25%	9.00%	5.70%	5.02%	7.71%	5.02%	18.40%	15.22%	13.88%	9.47%	9.04%	5.89%